UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23732

Build Funds Trust

(Exact name of registrant as specified in charter)

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109

(Address of principal executive offices) (Zip code)

John Ruth

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109

(Name and address of agent for service)

(833)852-8453

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

Build Bond Innovation ETF
Build Funds Trust

Semi-Annual Report
For the Period Ended March 31, 2022

Build Bond Innovation ETF

Expense Example
For the Period Ended March 31, 2022 (Unaudited)

As a shareholder of the Build Bond Innovation ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 10, 2022 (commencement of investment operations) through March 31, 2022.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Build Bond Innovation ETF

	Beginning Account Value February 10, 2022(a)	Ending Account Value March 31, 2022	Expenses Paid During the Period(b)(c)
Actual	$1,000.00	$977.50	$0.61

Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.69	$2.27

(a)The Fund commenced investment operations on February 10, 2022.

(b)Actual expenses paid during the period are equal to the Fund’s annualized expense ratio, 0.45%, multiplied by the average account value over the period, multiplied by 50 and divided by 365 (to reflect the actual days in the period). Hypothetical expenses paid during the period are equal to the Fund’s annualized expense ratio, 0.45%, multiplied by the average account value over the period, multiplied by 182 and divided by 365 (to reflect the one-half year period).

(c)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ETFs in which the Fund invests. The Fund’s Annualized Expense Ratio of 0.45% reflects only the direct expenses of the Fund. If the Fund’s Annualized Expense Ratio during the period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.50% for both the Actual and Hypothetical Expense Examples.

Build Bond Innovation Fund ETF

Portfolio Allocations
As of March 31, 2022 (Unaudited)

Build Bond Innovation Fund ETF

Industry Group	Percentage of Net Assets
Exchange Traded Funds	97.5%
Purchased Options	2.0%
Short-Term Investments and Other Assets and Liabilities	0.5%
TOTAL	100.0%

The accompanying notes are an integral part of these financial statements.

Build Bond Innovation ETF

Schedule of Investments
March 31, 2022 (Unaudited)

Investments	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 2.0%
Call Options - 2.0%
SPDR SPY Index, Expires 06/17/2022, Strike Price $500.00(a)	175	$7,903,700	$13,475
SPDR SPY Index, Expires 06/17/2022, Strike Price $427.00(a)	43	1,942,052	150,521
SPDR SPY Index, Expires 09/16/2022, Strike Price $440.00(a)	66	2,980,824	210,276
SPDR SPY Index, Expires 12/16/2022, Strike Price $460.00(a)	36	1,625,904	104,400
SPDR SPY Index, Expires 03/17/2023, Strike Price $480.00(a)	38	1,716,232	87,590
TOTAL PURCHASED OPTIONS (Cost $632,376)			566,262

		SHARES
EXCHANGE TRADED FUNDS - 97.5%
Other Financial Investment Activities — 13.7%
Schwab Intermediate-Term U.S. Treasury ETF		70,835	3,771,964

Other Investment Pools and Funds — 83.8%
iShares 20+ Year Treasury Bond ETF		1,001	132,212
Vanguard Short-Term Corporate Bond ETF		158,436	12,372,267
Vanguard Short-Term Treasury ETF		177,479	10,517,406
			23,021,885
TOTAL EXCHANGE TRADED FUNDS (Cost $27,229,983)			26,793,849

SHORT-TERM INVESTMENT - 0.5%
Money Market Fund - 0.5%
First American Government Obligations Fund - Class X, 0.18%(b)		131,194	131,194
TOTAL SHORT-TERM INVESTMENT (Cost $131,194)			131,194

TOTAL INVESTMENTS - 100.0% (Cost $27,993,553)			$27,491,305
Liabilities in Excess of Other Assets - (0.0)%(c)			(10,066)
NET ASSETS - 100.0%			$27,481,239

(a)Non-income producing security.

(b)The rate shown is the 7-day effective yield as of March 31, 2022.

(c)Represents less than 0.1%.

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$27,993,553
Gross unrealized appreciation	2,416
Gross unrealized depreciation	(504,664)
Net unrealized depreciation	$(502,248)

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal period.

The accompanying notes are an integral part of these financial statements.

Build Funds Trust

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

Build Bond Innovation ETF
ASSETS:
Investments in securities at value (identified cost $27,993,553) (See Note 2)	$27,491,305
Deposits for options contracts	436
Dividends and interest receivable	16
Total Assets	27,491,757

LIABILITIES:
Investment management fees (Note 3)	10,518
Total Liabilities	10,518
NET ASSETS	$27,481,239

COMPONENTS OF NET ASSETS:
Paid-in capital	$27,988,115
Accumulated loss	(506,876)
NET ASSETS	$27,481,239

Shares issued and outstanding, $0 par value, unlimited shares authorized	1,125,000
Net Asset Value, Offering Price and Redemption Price Per Share	24.43

The accompanying notes are an integral part of these financial statements.

Build Funds Trust

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2022 (Unaudited)

Build Bond Innovation ETF(a)
INVESTMENT INCOME:
Dividends	$25,121
Interest	18
Total income	25,139

EXPENSES:
Broker interest fees	46
Investment management fees (See Note 3)	14,424
Total expenses	14,470
Net investment income	10,669

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments in securities	(4,287)
Net change in unrealized depreciation on investments in securities	(502,248)
Net realized and unrealized loss on investments in securities	(506,535)
Net decrease in net assets resulting from operations	$(495,866)

(a)The Fund commenced investment operations on February 10, 2022.

The accompanying notes are an integral part of these financial statements.

Build Funds Trust

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Build Bond Innovation ETF (For the Period Ended March 31, 2022)(a)
OPERATIONS:
Net investment income	$10,669
Net realized loss on investments in securities	(4,287)
Net change in unrealized depreciation on investments in securities	(502,248)
Net decrease in net assets resulting from operations	(495,866)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From distributable earnings	(11,010)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from shares issued	28,600,445
Cost of shares redeemed	(612,330)
Net increase from capital transactions	27,988,115
Total increase in net assets	27,481,239

NET ASSETS:
Beginning of period	—
End of period	$27,481,239

SHARE TRANSACTIONS (SHARES):
Shares issued	1,150,000
Shares redeemed	(25,000)
Shares Outstanding, End of Period	1,125,000

(a)The Fund commenced operations on February 10, 2022.

The accompanying notes are an integral part of these financial statements.

Build Bond Innovation ETF

Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the period ended March 31, 2022(a) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized loss on investments(c)	(0.57)
Total from investment operations	(0.56)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.01)
Net realized capital gain	—
Total distributions	(0.01)
Net asset value, end of period	$24.43

TOTAL RETURN:
Net Asset Value(d)	-2.25	%^
Market Value(e)	-2.00	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,481
Ratio of expenses to average net assets:	0.45	%+*
Ratio of net investment income to average net assets:	0.33	%+*

Portfolio turnover rate(f)	15	%^

(a)The Fund commenced operations on February 10, 2022

(b)Calculated using average shares outstanding, during the period.

(c)The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)Portfolio turnover rate excludes in-kind transactions.

^Not Annualized.

+Annualized.

*These ratios do not include expenses of the underlying investment companies in which the Fund invests.

Build Funds Trust

Notes to Financial Statements
March 31, 2022 (Unaudited)

1.Organization

Build Funds Trust (the “Trust”) was organized as a Delaware statutory trust on July 6, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, Build Bond Innovation ETF (the “Fund”). The Fund is a non-diversified series of the Trust. The investment objective of the Fund is to seek capital appreciation and risk mitigation.

Build Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.

2.Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

a)Security Valuation. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust’s Board of Trustees (“Board”) has adopted methods for valuing securities and other derivative instruments including in circumstances in which market quotations are not readily available and has delegated authority to the Trust’s investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports any changes to the fair valuation guidelines to the Board.

Equity securities, exchange-traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Unadjusted quoted prices in active markets for identical.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2022.

Description	Level 1	Level 2	Level 3	Total
Build Bond Innovation ETF
Assets
Purchased Options	$415,741	$150,521	$—	$566,262
Exchange Traded Funds (ETF)	26,793,849	—	—	26,793,849
Short-Term Investment	131,194	—	—	131,194
Total Assets	$27,340,784	$150,521	$—	$27,491,305

Please refer to the Schedule of Investments to view securities segregated by industry type.

The Fund did not hold any investments during the period ended March 31, 2022, with significant unobservable inputs categorized as Level 3.

b)Derivative Instruments. The Fund’s Adviser used derivative instruments, such as purchased options, to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The risks of using the types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options does not create leverage in the Fund. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposits for options contracts on the Statement of Assets and Liabilities.

The following disclosure identifies the location and fair value amounts of the Fund’s derivative instruments on the Statement of Assets and Liabilities and the effect on the Statement of Operations, each categorized by type of derivative contract and related risk exposure.

As of March 31, 2022, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Build Bond Innovation ETF
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts Purchased Options	Investments in Securities, at Value	$566,262		$—

For the period ended March 31, 2022, financial derivative instruments had the following effect on the Statement of Operations:

Build Bond Innovation ETF
Equity Contracts	Net Realized Gain on Investments in Securities	Net Change in Unrealized Depreciation on Investments in Securities
Purchased Options	$81,272	$(66,114)

The average monthly value of purchased options in the Fund during the period ended March 31, 2022 was $505,248.

c)Federal Income Taxes. The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RIC”) and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no provision for federal income tax or excise is required.

Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of March 31, 2022.

d)Distributions to Shareholders. The Fund expects to declare and distribute all its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

e)Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering costs for the Fund.

f)Use of Estimates. The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g)Other. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined using the specific identification method.

3.Investment Advisory and Other Agreements

Management

The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser is responsible for the day-to-day management of the Fund’s portfolio, subject to the oversight of the Board. The Adviser oversees compliance with the Fund’s investment objective, policies, strategies and restrictions. The Board supervises and oversees the Adviser, and establishes policies that they must follow in their advisory activities.

Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a management fee at an annual rate of 0.45% based on the Fund’s average daily net assets. For the period ended March 31, 2022 the Fund incurred $14,424 in investment advisory fees.

Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), litigation expenses, acquired fund fees and expenses, and the management fee payable to the Adviser.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. The Distributor serves as the principal underwriter for shares of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of March 31, 2022, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Financial Services, LLC serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

4.Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2022, were as follows:

Fund	Purchases	Sales
Build Bond Innovation ETF	$3,404,962	$3,506,538

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	$27,888,647	$598,329

5.Related Parties

As of March 31, 2022, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

6.Share Transactions

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fee from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Transactions in each Fund’s shares were as follows:

	Build Bond Innovation ETF
	Period Ended March 31, 2022
	Shares	Amount
Shares sold	1,150,000	28,600,445
Shares issued to holder in reinvestment of distributions	—	—
Shares redeemed	(25,000)	(612,330)

Beginning of period	—	28,600,445
End of period	1,125,000	$27,988,115

7.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Adviser owned 95.56% of the outstanding Shares.

8.Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

9.COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance.

10.Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.

Build Bond Innovation ETF

Additional Information (Unaudited)

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at https://getbuilding.com/etfs/bfix/ (Available after Q1 2022).

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

Build Bond Innovation ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Build Asset Management’s website at https://getbuilding.com/etfs/bfix/.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (833) 852-8453, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at https://getbuilding.com/etfs/bfix/. Information on how the Fund voted proxies relating to portfolio securities during the period ended June 30 is available without charge, upon request, by calling (833) 852-8453 or by accessing the website of the SEC at http://www.sec.gov.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officers is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 852-8453, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at https://getbuilding.com/etfs/bfix/.

Fund	Symbol	CUSIP
Build Bond Innovation ETF	BFIX	12009B101

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Build Asset Management LLC 3608 W. Truman Blvd, Suite 200 Jefferson City, MO 65109	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 151 Franklin St. Suite 575 Chicago, IL 60606	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

Board of Trustees Scott Ebner Kristine Delano David Longhurst John Ruth

BLDSAR32022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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(Registrant) Build Funds Trust

By (Signature and Title)* /s/ John Ruth

    John Ruth, Principal Executive Officer

Date June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Ruth

    John Ruth, Principal Executive Officer

Date June 3, 2022

By (Signature and Title)* /s/ Clem Sell

    Clem Sell, Principal Financial Officer

Date June 1, 2022

* Print the name and title of each signing officer under his or her signature.

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